                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, OH  45459


Form 13F File Number: 28-7758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Secretary
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

    /s/ Mark E. Brady       Dayton, Ohio          May 17, 1999
    _________________      _______________       ______________
       [Signature]          [City, State]            [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     49

Form 13F Information Table Value Total:     $132,121
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2    COLUMN 3       COLUMN 4      COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------         --------    --------       --------      --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                             (c)
                      TITLE      CUSIP          MARKET   SHRS OR  SH/  PUT/   (a)      (b)  SHARED  OTHER     (a)    (b)    (c)
NAME OF ISSUER       OF CLASS    NUMBER         VALUE    PRN AMT  PRN  CALL  SOLE    SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------       --------    ------         ------   -------  ---  ----  ----    ------ ------  --------  ----  ------  ----
20th Century
  Insurance           Common     901272203       4,671     287,469 Sh        287,469  NA     NA     NA       287,469 NA     NA
Aceto Corp            Common     004446100       4,648     393,468 Sh        393,468  NA     NA     NA       393,468 NA     NA
Actrade Intl, Ltd.    Common     004931101       6,869     632,174 Sh        632,174  NA     NA     NA       632,174 NA     NA
America Service Group Common     02364L109       2,731     232,450 Sh        232,450  NA     NA     NA       232,450 NA     NA
American Capital
  Strategies          Common     024937104         566      33,050 Sh         33,050  NA     NA     NA        33,050 NA     NA
AT&T                  Common     001957109       4,754      59,563 Sh         59,563  NA     NA     NA        59,563 NA     NA
AT&T Liberty Media
  Grp Cl A            Common     001957208      10,148     192,958 Sh        192,958  NA     NA     NA       192,958 NA     NA
Autotote Corp.        Common     053323101         283     156,370 Sh        156,370  NA     NA     NA       156,370 NA     NA
Berkshire Hathaway
  Cl B                Common     084670207         651         277 Sh            277  NA     NA     NA           277 NA     NA
Building One
  Services Corp.      Common     120114103       7,772     452,185 Sh        452,185  NA     NA     NA       452,185 NA     NA
Carmike Cinemas       Common     143436103       3,808     210,815 Sh        210,815  NA     NA     NA       210,815 NA     NA
Cash America
  International       Common     14754D100         886      68,780 Sh         68,780  NA     NA     NA        68,780 NA     NA
CD Radio              Common     125127100       1,109      42,670 Sh         42,670  NA     NA     NA        42,670 NA     NA
Central Newspaper     Common     154647101       4,370     140,414 Sh        140,414  NA     NA     NA       140,414 NA     NA
Chris Craft           Common     170520100       2,467      54,071 Sh         54,071  NA     NA     NA        54,071 NA     NA
CNS Inc.              Common     126136100       2,433     748,680 Sh        748,680  NA     NA     NA       748,680 NA     NA
Danielson Holdings    Common     236274106         997     346,905 Sh        346,905  NA     NA     NA       346,905 NA     NA
Dun & Bradstreet      Common     26483B106         265       7,430 Sh          7,430  NA     NA     NA         7,430 NA     NA
East West Bank        Common     27579R104         246      27,500 Sh         27,500  NA     NA     NA        27,500 NA     NA
Excel Technologies
  Inc.                Common     30067T103         145      14,000 Sh         14,000  NA     NA     NA        14,000 NA     NA
Fifth Third Bancorp   Common     316773100         452       6,858 Sh          6,858  NA     NA     NA         6,858 NA     NA
Freddie Mac           Common     313400301       6,515     113,667 Sh        113,667  NA     NA     NA       113,667 NA     NA
Fund America Company  Common     360768105       3,039      22,840 Sh         22,840  NA     NA     NA        22,840 NA     NA
Gainsco Inc           Common     363127101         334      68,500 Sh         68,500  NA     NA     NA        68,500 NA     NA
Gannett               Common     364730101         270       4,280 Sh          4,280  NA     NA     NA         4,280 NA     NA
Greenpoint Financial
  Corp.               Common     395384100       4,418     127,135 Sh        127,135  NA     NA     NA       127,135 NA     NA
Imperial Credit
  Commercial Mortgage Common     45272T102       9,790   1,017,170 Sh      1,017,170  NA     NA     NA     1,017,170 NA     NA
Interim Services      Common     45868P100       1,077      71,825 Sh         71,825  NA     NA     NA        71,825 NA     NA




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

Kent Electronics
  4.5% 9/1/04         Conv Bond  490553AA2         421     560,000 Prn       560,000  NA     NA     NA       560,000 NA     NA
Lee Enterprises       Common     523768109       2,432      83,864 Sh         83,864  NA     NA     NA        83,864 NA     NA
Leucadia National     Common     527288104       7,324     242,112 Sh        242,112  NA     NA     NA       242,112 NA     NA
Local Financial
  Corporation         Common     539553107       4,199     450,900 Sh        450,900  NA     NA     NA       450,900 NA     NA
Long Beach Financial  Common     542446109       2,475     257,180 Sh        257,180  NA     NA     NA       257,180 NA     NA
Med/Waste             Common     583921101         321     107,039 Sh        107,039  NA     NA     NA       107,039 NA     NA
Moto Photo            Common     619821101         861     765,180 Sh        765,180  NA     NA     NA       765,180 NA     NA
Philip Morris         Common     718154107       5,318     151,146 Sh        151,146  NA     NA     NA       151,146 NA     NA
Racing Champions      Common     750069106       1,298     118,000 Sh        118,000  NA     NA     NA       118,000 NA     NA
RailAmerica, Inc.     Common     750753105         561      64,112 Sh         64,112  NA     NA     NA        64,112 NA     NA
Reynolds & Reynolds   Common     761695105         476      25,051 Sh         25,051  NA     NA     NA        25,051 NA     NA
RLI Corp.             Common     749607107       1,891      64,636 Sh         64,636  NA     NA     NA        64,636 NA     NA
Robbins & Myers 6.5%
  9/1/03              Conv Bond  770196AA1       3,937   4,424,000 Prn     4,424,000  NA     NA     NA     4,424,000 NA     NA
Scotsman Industries   Common     809340102       1,887     109,800 Sh        109,800  NA     NA     NA       109,800 NA     NA
Standard Management   Common     853612109         271      43,293 Sh         43,293  NA     NA     NA        43,293 NA     NA
Sturm, Ruger & Co.    Common     864159108       1,585     158,450 Sh        158,450  NA     NA     NA       158,450 NA     NA
Supreme Ind. Inc      Common     868607102       2,684     363,874 Sh        363,874  NA     NA     NA       363,874 NA     NA
Telephone & Data
  Systems             Common     879433100       7,097     125,890 Sh        125,890  NA     NA     NA       125,890 NA     NA
Thomas Group          Common     884402108         190      21,660 Sh         21,660  NA     NA     NA        21,660 NA     NA
Tower Tech            Common     891864100         227      72,500 Sh         72,500  NA     NA     NA        72,500 NA     NA
Williams Controls
  Inc.                Common     969465103         952     371,450 Sh        371,450  NA     NA     NA       371,450 NA     NA
                                               -------
                      Grand Total              132,121
                                               =======























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